Summary of Significant Accounting Policies - Schedule of Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	79,535,681	86,928,169	80,087,974	14,879,023
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	8,604,636	11,899,579	9,444,221	12,637,099
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	38,662,368	285,361	38,124,396	570,722
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	32,268,677	10,282,292	32,519,357	1,671,202
Series Seed redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	0	18,193,515
Series A redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	0	46,267,422